Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2024
VTF-NPRT3-0624
1.9897888.103
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Entertainment - 2.6%
The Walt Disney Co.	29,326	3,258,119
Media - 2.9%
Comcast Corp. Class A	94,822	3,613,666
TOTAL COMMUNICATION SERVICES		6,871,785
CONSUMER DISCRETIONARY - 3.9%
Diversified Consumer Services - 1.7%
H&R Block, Inc.	44,772	2,114,582
Specialty Retail - 2.0%
Lowe's Companies, Inc.	3,994	910,592
Murphy U.S.A., Inc.	914	378,231
Ross Stores, Inc.	8,745	1,132,915
		2,421,738
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	7,608	303,711
TOTAL CONSUMER DISCRETIONARY		4,840,031
CONSUMER STAPLES - 11.4%
Beverages - 3.8%
Coca-Cola European Partners PLC	12,712	915,518
Diageo PLC sponsored ADR	5,693	786,545
Keurig Dr. Pepper, Inc.	43,452	1,464,332
The Coca-Cola Co.	25,986	1,605,155
		4,771,550
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	10,302	769,353
U.S. Foods Holding Corp. (a)	22,057	1,108,364
		1,877,717
Food Products - 2.5%
Lamb Weston Holdings, Inc.	14,385	1,198,846
Mondelez International, Inc.	13,626	980,254
Tyson Foods, Inc. Class A	15,499	940,014
		3,119,114
Household Products - 1.2%
Procter & Gamble Co.	9,050	1,476,960
Personal Care Products - 2.4%
Haleon PLC ADR	116,636	994,905
Kenvue, Inc.	106,543	2,005,139
		3,000,044
TOTAL CONSUMER STAPLES		14,245,385
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Antero Resources Corp. (a)	26,372	896,912
ConocoPhillips Co.	1,711	214,936
Equinor ASA sponsored ADR	35,691	949,024
Exxon Mobil Corp.	51,615	6,104,507
Occidental Petroleum Corp.	14,661	969,679
Ovintiv, Inc.	17,021	873,518
Shell PLC ADR	19,699	1,411,630
		11,420,206
FINANCIALS - 24.7%
Banks - 12.4%
Bank of America Corp.	100,100	3,704,701
Cullen/Frost Bankers, Inc.	2,586	269,823
JPMorgan Chase & Co.	25,290	4,849,105
M&T Bank Corp.	7,138	1,030,656
PNC Financial Services Group, Inc.	9,629	1,475,741
U.S. Bancorp	25,950	1,054,349
Wells Fargo & Co.	52,071	3,088,852
		15,473,227
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	2,578	402,426
BlackRock, Inc. Class A	2,924	2,206,567
Northern Trust Corp.	13,093	1,078,732
		3,687,725
Financial Services - 3.8%
Apollo Global Management, Inc.	6,784	735,250
Berkshire Hathaway, Inc. Class B (a)	9,910	3,931,594
		4,666,844
Insurance - 5.5%
Chubb Ltd.	8,309	2,065,950
The Travelers Companies, Inc.	16,011	3,396,894
Willis Towers Watson PLC	5,698	1,430,996
		6,893,840
TOTAL FINANCIALS		30,721,636
HEALTH CARE - 17.0%
Health Care Providers & Services - 10.7%
Centene Corp. (a)	41,495	3,031,625
Cigna Group	11,358	4,055,260
CVS Health Corp.	27,626	1,870,556
Elevance Health, Inc.	3,540	1,871,173
UnitedHealth Group, Inc.	5,013	2,424,788
		13,253,402
Pharmaceuticals - 6.3%
AstraZeneca PLC sponsored ADR	32,002	2,428,312
Bristol-Myers Squibb Co.	44,488	1,954,803
Johnson & Johnson	13,670	1,976,545
Sanofi SA sponsored ADR	31,093	1,530,708
		7,890,368
TOTAL HEALTH CARE		21,143,770
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.1%
L3Harris Technologies, Inc.	3,637	778,500
Lockheed Martin Corp.	2,641	1,227,880
Northrop Grumman Corp.	3,579	1,735,922
The Boeing Co. (a)	797	133,768
		3,876,070
Air Freight & Logistics - 0.7%
FedEx Corp.	3,551	929,581
Building Products - 0.3%
Johnson Controls International PLC	4,917	319,949
Electrical Equipment - 0.9%
GE Vernova LLC	1,561	239,941
Regal Rexnord Corp.	5,103	823,471
		1,063,412
Machinery - 3.1%
Cummins, Inc.	1,268	358,197
Deere & Co.	5,747	2,249,433
Oshkosh Corp.	1,637	183,786
Pentair PLC	12,907	1,020,815
		3,812,231
Professional Services - 0.9%
Genpact Ltd.	14,737	453,015
Maximus, Inc.	8,701	698,516
		1,151,531
TOTAL INDUSTRIALS		11,152,774
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 2.1%
Cisco Systems, Inc.	55,437	2,604,430
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	1,668	235,989
IT Services - 2.3%
Amdocs Ltd.	16,063	1,349,131
Cognizant Technology Solutions Corp. Class A	23,820	1,564,498
		2,913,629
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc.	191	248,352
Micron Technology, Inc.	7,859	887,753
NXP Semiconductors NV	1,142	292,569
		1,428,674
Software - 1.5%
Gen Digital, Inc.	66,450	1,338,303
Open Text Corp.	14,536	513,266
		1,851,569
TOTAL INFORMATION TECHNOLOGY		9,034,291
MATERIALS - 2.4%
Chemicals - 1.7%
CF Industries Holdings, Inc.	14,920	1,178,232
Nutrien Ltd.	19,075	1,006,588
		2,184,820
Containers & Packaging - 0.7%
Crown Holdings, Inc.	10,094	828,415
TOTAL MATERIALS		3,013,235
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	8,734	819,075
Simon Property Group, Inc.	3,614	507,875
		1,326,950
UTILITIES - 6.5%
Electric Utilities - 4.8%
Constellation Energy Corp.	1,456	270,729
Edison International	22,714	1,614,057
NextEra Energy, Inc.	10,751	719,994
PG&E Corp.	168,450	2,882,180
Southern Co.	6,575	483,263
		5,970,223
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	37,841	677,354
Multi-Utilities - 1.2%
National Grid PLC sponsored ADR	9,557	636,974
Sempra	11,953	856,193
		1,493,167
TOTAL UTILITIES		8,140,744
TOTAL COMMON STOCKS (Cost $109,665,352)		121,910,807

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $109,665,352)	121,910,807
NET OTHER ASSETS (LIABILITIES) - 2.0%	2,516,065
NET ASSETS - 100.0%	124,426,872

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.